Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0002072315
Registrant Name	BEND NOVATECH GROUP LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES